Government financing and assistance (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments for decrease (increase) in inventories	$ 4,471,000	$ (57,235,000)
Income from government grants	63,464,000	39,919,000
Government customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments for decrease (increase) in inventories	0	2,125,000
Canadian Media Fund
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments for decrease (increase) in inventories	1,667,000	3,737,000
Government customers, production activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments for decrease (increase) in inventories	$ 15,618,000	$ 25,547,000
Customer Concentration Risk | Government customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentration risk, percentage	36.00%	41.00%